111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  June 9, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953) on behalf of MFS® Active International Value ETF and MFS® Blended Research Small-Mid Cap ETF (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 9 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 18, 2026.

 Please call the undersigned at (617) 954-5843 or Antoine del Alamo at (617) 954-4586 with any questions you may have.

  Sincerely,

  /s/BRIAN LANGENFELD

  Brian Langenfeld

  Vice President and Managing Counsel